FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3— redeemable noncontrolling interests and deferred consideration that were measured on a recurring basis with a fair value. The fair value was determined based on significant unobservable inputs and thus represented a Level 3 measurement as defined by ASC 820.

The fair value of assets and liabilities as of December 31, 2018, including those measured at fair value on a recurring basis, consisted of the following:

	Level 1	Level 2	Level 3	Total
	RUB	RUB	RUB	RUB
Assets :
Cash equivalents:
Bank deposits(1) (Note 5)	—	62,463	—	62,463
Investments in money market funds (Note 5)	3	—	—	3
Derivative contracts(2) (Note 6)	—	70	—	70
Restricted cash (Note 5)	88	—	—	88
Loans to employees (Note 5)	—	2,883	—	2,883
Loans granted (Note 5)	—	620	—	620
	91	66,036	—	66,127
Liabilities:
Contingent consideration(2)	—	—	83	83
Derivative contracts(2) (Note 6)	—	1	—	1
Redeemable noncontrolling interests (Note 15)	—	—	13,035	13,035
	—	1	13,118	13,119
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2018.

The fair value of assets and liabilities as of December 31, 2019, including those measured at fair value on a recurring basis, consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	$
Assets :
Cash equivalents:
Bank deposits(1) (Note 5)	—	20,192	—	20,192	256.1
Investments in money market funds (Note 5)	3	—	—	3	0.1
Derivative contracts(2) (Note 6)	—	14	—	14	0.2
Restricted cash (Note 5)	38	—	—	38	0.5
Loans to employees (Note 5)	—	3,804	—	3,804	48.3
Loans granted (Note 5)	—	365	—	365	4.6
	41	24,375	—	24,416	309.8
Liabilities:
Contingent consideration(2)	—	—	—	—	—
Derivative contracts(2) (Note 6)	—	1	—	1	0.1
Redeemable noncontrolling interests (Note 15)	—	—	14,246	14,246	180.7
	—	1	14,246	14,247	180.8
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2019.

The fair values of the Company’s Level 1 financial assets are based on quoted market prices of identical underlying securities. The fair values of the Company’s Level 2 financial assets and liabilities are based on quoted prices and market observable data of similar instruments.

There were no transfers of financial assets and liabilities between the levels of the fair value hierarchy during the years ended December 31, 2017, 2018 and 2019.

The total gains attributable to bank deposits and investments in money market funds amounted to RUB 2,598, RUB 2,897 and RUB 2,755 ($35.0) in 2017, 2018 and 2019, respectively. Such amounts are included in interest income in the consolidated statements of income.

The Company measures at fair value non-financial assets and liabilities recognized as a result of business combinations.